GOING CONCERN	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
GOING CONCERN

2 – GOING CONCERN

The Company’s consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States which contemplate the Company’s continuation as a going concern. As of December 31, 2016, the Company had cash and cash equivalents of $3,162,400. The Company’s continuation as a going concern is dependent upon the Company attaining profitable operations, generating continued cash payments from partners under new or existing contracts and raising additional capital, through public or private equity offerings, debt financings, or strategic collaborations and licensing arrangements.

Since the Company’s inception in 2009, it has incurred significant net losses and negative cash flows from operations. As of December 31, 2016, the Company had an accumulated deficit of $26,265,207. The Company’s recurring losses and negative cash flows from operations raise substantial doubt about its ability to continue as a going concern, and as a result the Company’s independent registered public accounting firm included an explanatory paragraph in its report on the Company’s consolidated financial statements for the fiscal year ended December 31, 2016.

The Company’s liquidity is highly dependent on its ability to obtain additional capital in the near future. The Company’s failure to raise new capital would impair its ability to both continue its current collaborations and develop new collaborative partnerships and could result in its failure to continue to operate as a going concern. Substantial doubt about its ability to continue as a going concern may also create negative reactions to the price of the Company’s common stock, and the Company may not be able to obtain additional financing in the future.

As of the date of the filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2016, the Company believes it has sufficient liquidity to fund operations into May 2017. The Company is currently exploring a range of potential transactions, which may include public or private equity offerings, debt financings, collaborations and licensing arrangements, and/or other strategic alternatives, including a merger, sale of assets or other similar transactions. If the Company is unable to raise additional capital on terms acceptable to the Company and on a timely basis, the Company will be required to downsize or wind down its operations through liquidation, bankruptcy, or a sale of its assets.

In addition, to the extent additional capital is raised through the sale of equity or convertible debt securities, such securities may be sold at a discount from the market price of the Company’s common stock. The issuance of these securities could also result in significant dilution to some or all of the Company’s stockholders, depending on the terms of the transaction.

The consolidated financial statements do not include any adjustments related to the recovery and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern. The Company expects to incur significant expenses and operating losses for the foreseeable future, and the Company’s net losses may fluctuate significantly from quarter to quarter and from year to year. These factors raise substantial doubt about the Company’s ability to continue as a going concern.